Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£) classAction	Dec. 31, 2024 GBP (£)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 2,668	£ 2,523
Gross loan commitments	133,844	128,947
Capital commitments	733	640
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liabilities	850
Reduction in deferred tax asset	£ (275)
NETHERLANDS
Disclosure of contingent liabilities [line items]
Number of class actions named as defendant | classAction	2
Maximum Exposure
Disclosure of contingent liabilities [line items]
Irrevocable commitments and guarantees	£ 64,203	£ 59,143